OLD MUTUAL FUNDS I

Old Mutual Analytic Fund
Old Mutual Analytic Global Fund
Old Mutual Clay Finlay China Fund
Old Mutual Clay Finlay Emerging Markets Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual International Equity Fund

Supplement dated December 22, 2008

to the Prospectus dated November 19, 2008

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I.  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Old Mutual Copper Rock Emerging Growth Fund – Portfolio Manager Change

Effective December 31, 2008, the section of the Prospectus entitled “Management – The Portfolio Managers” is amended by replacing the section regarding Copper Rock Capital Partners LLC in its entirety with the following:

Copper Rock Capital Partners, LLC	Tucker M. Walsh (Lead Manager)	Chief Executive Officer, Head of Portfolio Management, and Portfolio Manager, Copper Rock, since 2005; Managing Director, State Street Research & Management Company, 1997 to 2005.
Greg Poulos, CFA (Co-Assistant Manager)
Senior Research Analyst and Partner, Copper Rock, since 2005; Equity Analyst, State Street Research & Management, 2004 to 2005;  Specialty Growth Analyst and Vice President, Loomis Sayles (1998 to 2004).

	David Cavanaugh, Sr. (Co-Assistant Manager)	Senior Research Analyst and Partner, Copper Rock, since 2005; Equity Research Analyst, MFS Investment Management, 1999 to 2005.

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Distributor: Old Mutual Investment Partners
R-08-427 12/2008

OLD MUTUAL FUNDS I

Old Mutual Analytic Fund
Old Mutual Analytic Global Fund
Old Mutual Clay Finlay China Fund
Old Mutual Clay Finlay Emerging Markets Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual International Equity Fund
Old Mutual International Bond Fund
Old Mutual Provident Mid-Cap Growth Fund

Supplement dated December 22, 2008

to the Statement of Additional Information dated November 19, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I.  You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Old Mutual Copper Rock Emerging Growth Fund – Portfolio Manager Change

Effective December 31, 2008, the section of the Prospectus entitled “The Sub-Advisers – Copper Rock Capital Partners, LLC (“Copper Rock”) – Fund Shares Owned by the Portfolio Mangers” is amended by replacing the section in its entirety with the following:

Fund Shares Owned by the Portfolio Managers.  The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of Old Mutual Copper Rock Emerging Growth Fund as of November 30, 2008.  Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

Copper Rock Emerging Growth Fund
Tucker M. Walsh	$500,001 - $1,000,000
Greg Poulos, CFA	None
David Cavanaugh, Sr.	None

Effective December 31, 2008, the section of the Prospectus entitled “The Sub-Advisers – Copper Rock Capital Partners, LLC (“Copper Rock”) – Other Accounts” is amended by replacing the section in its entirety with the following:

Other Accounts.  As of November 30, 2008, Copper Rock’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to Old Mutual Copper Rock Emerging Growth Fund, as set forth in the following table.  The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Tucker M. Walsh	9 (0)	$386.7 ($0)	11 (0)	$268.8 ($0)	56 (0)	$946.5 ($0)

Greg Poulos, CFA	0 (0)	$0 ($0)	0 (0)	$0 ($0)	0 (0)	$0 ($0)

David Cavanaugh, Sr.	0 (0)	$0 ($0)	0 (0)	$0 ($0)	0 (0)	$0 ($0)

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Distributor: Old Mutual Investment Partners
R-08-428 12/2008